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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2001

Check here if Amendment  [  ]                  Amendment No.: _________________
      This Amendment (Check only one):         [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Deborah Carlson
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson  Wellesley, Massachusetts  January 30, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989 Amelia Peabody Foundation






                                       -2-


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $1118 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4            COLUMN 5                      COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Amer Int'l Group               Common          026874107                        16                 200     SH           Sole

Beverly National               Common          088115100                        36               2,000     SH           Sole

Brinson Tactical               Common          10971G306                       103               4,022     SH           Sole

Cinergy Corp.                  Common          172474108                        50               1,500     SH           Sole

Cummins Inc.                   Common          231021106                        39               1,000     SH           Sole

El Paso                        Common          28336L109                        45               1,000     SH           Sole

Energy East Corp.              Common          29266M109                        76               4,000     SH           Sole

Energy East Capital          Preferred         29267G200                        50               2,000     SH           Sole

Fleet Boston                   Common          339030108                        37               1,000     SH           Sole

Great Plains                   Common          391164100                        76               3,000     SH           Sole

Home Depot                     Common          437076102                        31                 600     SH           Sole

IBM                            Common          459200101                        24                 200     SH           Sole

Johnson & Johnson              Common          478160104                        35                 600     SH           Sole

JP Morgan Chase                Common          46625M100                        36               1,000     SH           Sole

Merck & Co.                    Common          589331107                        24                 400     SH           Sole

Microsoft                      Common          594918104                        27                 400     SH           Sole

Mutual Risk ADR                Common          628351108                        22               3,000     SH           Sole

New Plan Excel                 Common          648053106                        57               3,000     SH           Sole

Petroleo                       Common          71654V408                        35               1,500     SH           Sole

Pfizer                         Common          717081103                        20                 500     SH           Sole

Proctor & Gamble               Common          742718109                        24                 300     SH           Sole

Royal Dutch ADR                Common          780257804                        39                 800     SH           Sole

Teco Energy                    Common          872375100                        26               1,000     SH           Sole

Torch Offshore                 Common          891019101                        18               3,000     SH           Sole

TXU Corp                       Common          873168108                        61               1,300     SH           Sole

Tyco International             Common          902124106                        18                 300     SH           Sole

Verizon                        Common          92343V104                        47               1,000     SH           Sole

XL Capital Ltd                 Common          G98255105                        46                 500     SH           Sole

                                                                              1118

        COLUMN 1              COLUMN 7              COLUMN 8

     Name of Issuer             Other            Voting Authority
                              Managers        Sole    Shared    None
Amer Int'l Group                                 200

Beverly National                               2,000

Brinson Tactical                               4,022

Cinergy Corp.                                  1,500

Cummins Inc.                                   1,000

El Paso                                        1,000

Energy East Corp.                              4,000

Energy East Capital                            2,000

Fleet Boston                                   1,000

Great Plains                                   3,000

Home Depot                                       600

IBM                                              200

Johnson & Johnson                                600

JP Morgan Chase                                1,000

Merck & Co.                                      400

Microsoft                                        400

Mutual Risk ADR                                3,000

New Plan Excel                                 3,000

Petroleo                                       1,500

Pfizer                                           500

Proctor & Gamble                                 300

Royal Dutch ADR                                  800

Teco Energy                                    1,000

Torch Offshore                                 3,000

TXU Corp                                       1,300

Tyco International                               300

Verizon                                        1,000

XL Capital Ltd                                   500
